Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of expenses [line items]
Salaries and social security taxes		$ 1,550		$ 1,215		$ 1,130
Fees and compensation for services		374		323		273
Other personnel expenses		351		272		233
Taxes, charges and contributions		1,210		919		1,088
Royalties, easements and fees		1,137		1,013		1,031
Insurance		102		87		76
Rental of real estate and equipment		239	[1]	196	[2]	152	[3]
Survey expenses		36		16		18
Depreciation of property, plant and equipment		2,446		3,016		2,551
Amortization of intangible assets		43		37		43
Depreciation of right-of-use assets		270		220		214
Industrial inputs, consumable materials and supplies		545		538		466
Operation services and other service contracts		733	[1]	610	[2]	449	[3]
Preservation, repair and maintenance		1,806	[1]	1,467	[2]	1,276	[3]
Unproductive exploratory drillings		133		21		26
Transportation, products and charges		1,025	[1]	1,012	[2]	907	[3]
Provision for doubtful trade receivables		91		18		14
Publicity and advertising expenses		100		92		103
Fuel, gas, energy and miscellaneous		268	[1]	201	[2]	272	[3]
Total		12,459		11,273		10,322
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		1,066	[4]	790	[5]	781	[6]
Fees and compensation for services		71	[4]	50	[5]	46	[6]
Other personnel expenses		302	[4]	232	[5]	202	[6]
Taxes, charges and contributions		180	[4]	130	[5]	121	[6]
Royalties, easements and fees		1,133	[4]	1,009	[5]	1,026	[6]
Insurance		93	[4]	81	[5]	71	[6]
Rental of real estate and equipment		222	[4]	179	[5]	140	[6]
Depreciation of property, plant and equipment		2,303	[4]	2,886	[5]	2,400	[6]
Amortization of intangible assets		28	[4]	30	[5]	29	[6]
Depreciation of right-of-use assets		258	[4]	209	[5]	202	[6]
Industrial inputs, consumable materials and supplies		528	[4]	521	[5]	454	[6]
Operation services and other service contracts		649	[4]	535	[5]	383	[6]
Preservation, repair and maintenance		1,706	[4]	1,395	[5]	1,206	[6]
Transportation, products and charges		551	[4]	521	[5]	473	[6]
Fuel, gas, energy and miscellaneous		162	[4]	135	[5]	170	[6]
Total		9,252	[4]	8,703	[5]	7,704	[6]
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		321	[7]	276		222
Fees and compensation for services		257	[7]	236		194
Other personnel expenses		30	[7]	26		19
Taxes, charges and contributions		24	[7]	24		13
Insurance		5	[7]	3		3
Rental of real estate and equipment		1	[7]	1		1
Depreciation of property, plant and equipment		46	[7]	43		61
Amortization of intangible assets		14	[7]	7		14
Industrial inputs, consumable materials and supplies		4	[7]	5		2
Operation services and other service contracts		13	[7]	10		10
Preservation, repair and maintenance		38	[7]	29		25
Provision for doubtful trade receivables	[7]	25
Publicity and advertising expenses		45	[7]	36		82
Fuel, gas, energy and miscellaneous		13	[7]	9		11
Total		836	[7]	705		657
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		149		136		116
Fees and compensation for services		46		37		32
Other personnel expenses		15		13		11
Taxes, charges and contributions		1,006	[8]	765	[9]	954	[10]
Royalties, easements and fees		2		2		2
Insurance		4		3		2
Rental of real estate and equipment		16		16		11
Depreciation of property, plant and equipment		97		87		90
Amortization of intangible assets		1		0		0
Depreciation of right-of-use assets		12		11		12
Industrial inputs, consumable materials and supplies		10		12		10
Operation services and other service contracts		54		59		52
Preservation, repair and maintenance		42		43		44
Transportation, products and charges		474		491		434
Provision for doubtful trade receivables		66		18		14
Publicity and advertising expenses		55		56		21
Fuel, gas, energy and miscellaneous		83		55		91
Total		2,132		1,804		1,896
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		14		13		11
Fees and compensation for services		0		0		1
Other personnel expenses		4		1		1
Taxes, charges and contributions		0		0		0
Royalties, easements and fees		2		2		3
Survey expenses		36		16		18
Industrial inputs, consumable materials and supplies		3
Operation services and other service contracts		17		6		4
Preservation, repair and maintenance		20		0		1
Unproductive exploratory drillings		133		21		26
Fuel, gas, energy and miscellaneous		10		2		0
Total		$ 239		$ 61		$ 65

[1]	Includes 43 and 92 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[2]	Includes 75 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[3]	Includes 63 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[4]	Includes 40 corresponding to research and development activities.
[5]	Includes 23 corresponding to research and development activities.
[6]	Includes 27 corresponding to research and development activities.
[7]	Includes 33 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.
[8]	Includes 237 corresponding to export withholdings and 594 corresponding to turnover tax.
[9]	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.
[10]	Includes 251 corresponding to export withholdings and 567 corresponding to turnover tax.